United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/14

Date of Reporting Period: 02/28/14

Item 1. Reports to Stockholders

Annual Shareholder Report
February 28, 2014
Share Class	Ticker
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Yield Trust (the “Fund”), based on net asset value, for the 12-month reporting period ended February 28, 2014, was 11.62% for Institutional Shares and 11.58% for Service Shares.1 The 11.62% total return of the Institutional Shares consisted of 5.76% current income and 5.86% of appreciation in the net asset value of the Fund. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),2 the Fund's broad-based securities market index, was 8.36% during the same period. The total return of the Lipper High Current Yield Funds Average (LHCYFA),3 a peer group for the Fund, was 7.50% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were the fund's allocation to equity securities4 and security selection within the Fund's high-yield5 holdings.
MARKET OVERVIEW
The high-yield market generated attractive total returns during the 12-month reporting period, especially in light of the substantial increase in interest rates on U.S. Treasury securities of comparable maturities during the reporting period. For example, the yield on a 10-year U.S. treasury security increased 77 basis points (bps) during the reporting period while the yield-to-worst on the BHY2%ICI actually declined 64 bps.6 The high-yield market was also able to do well despite any number of potential political crises including the sequestration, debt ceiling negotiations and the government shutdown. Two key factors positively led to the high-yield market's strength. First, the U.S. economy's growth has remained somewhat slow but steady. The economy continued to benefit from very accommodative monetary policy from the Federal Reserve. Second, corporate credit quality remained strong as earnings were growing, cash flow generation was robust and companies were extending their debt maturity schedules and taking advantage of low interest rates to reduce their cost of capital. Risky lending, last seen just prior to the financial crisis, remained in check. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.04% for the 12 months ending December 31, 2013, which compared favorably to the 3.90% arithmetic average annual default rate from 1985 through 2013. This marked the fourth consecutive calendar year of sub 2% default rates. The impact of a good economy and strong corporate credit measures was illustrated by the declining spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,7 began the reporting period at 521 bps and ended the reporting period at 418 bps.
Annual Shareholder Report

Within the high-yield market, major industry sectors that substantially outperformed the BHY2%ICI included: Technology, Consumer Products, Media Non-Cable, Paper and Wireline Telecommunications. Major industry sectors that substantially underperformed the BHY2%ICI included: Natural Gas Utilities, Home Construction, Electric Utilities, Transportation and Metals and Mining. From a ratings quality perspective, the more credit sensitive “CCC”-rated sector led the way returning 12.59% followed by the “B''-rated sector which returned 8.08%. The more interest rate sensitive “BB”-rated sector lagged with a still respectable 6.85% return.
ALLOCATION TO EQUITY SECURITIES
The Fund opportunistically allocates between zero and 20% of its assets in equity securities. During the year, the Fund held between 10% and 13% in equity securities. Equity securities significantly outperformed the BHY2%ICI during the period as illustrated by the Russell 2000® Value Index8 which returned 26.19% for the period. Specific equity holdings that significantly outperformed during the period included Igate Corp, InterActive Corp, Cumulus Media, Entravision Communications and Carrizo Oil & Gas.
SECURITY SELECTION OF HIGH-YIELD BONDS
The Fund benefited from strong security selection in the high-yield bond portion of the portfolio. This was especially true in the Gaming, Healthcare, Packaging, Retail and Electric Utility industry segments. The Fund's decision to have minimal holdings in the poor performing Home Construction and Metals and Mining sectors also aided returns. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Clear Channel Communications, Advanced Micro Devices, Valeant Pharmaceticals, Hexion Corp and Tenet Healthcare.
The Fund was negatively impacted by poor security selection in the Wireline Telecommunications sector. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Lone Pine Resources, Mmodal, Forest Oil Corp., Energy Future Holding Company and United Components.
Annual Shareholder Report

1	The Fund's Institutional Shares commenced operations on June 11, 2013. For the period prior to the commencement of operations of the Institutional Shares, the Institutional Shares performance information shown is for the Service Shares adjusted to reflect the expenses of the Fund's Institutional Shares. Includes the receipt by the Fund of a residual distribution from a regulatory settlement, this distribution contributed to the Fund's total return for the period by 0.12% for the Institutional and Service Shares. See the notes to the enclosed financial statements for more information regarding this distribution.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHCYFA.
4	Equity investments are not represented in the BHY2%ICI.
5	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Yield Trust from February 29, 2004 to February 28, 2014, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of February 28, 2014
Average Annual Total Returns for the Period Ended 2/28/2014
	1 Year	5 Years	10 Years
Institutional Shares[4]	11.62%	19.98%	9.00%
Service Shares	11.58%	20.00%	9.03%
BHY2%ICI	8.36%	18.72%	8.72%
LHCYFA	7.50%	16.21%	7.34%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.
4	The Fund's Institutional Shares commenced operations on June 11, 2013. For the periods prior to the commencement of operations of the Institutional Shares, the Institutional Shares performance information shown is for the Service Shares adjusted to reflect the expenses of the Fund's Institutional Shares for each year for which the Fund's Institutional Shares expenses would have exceeded the actual expenses paid by the Fund's Service Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	11.4%
Health Care	9.6%
Media Non-Cable	7.8%
Energy	7.7%
Food & Beverage	5.0%
Packaging	4.7%
Automotive	4.4%
Consumer Products	4.2%
Financial Institutions	4.2%
Retailers	4.2%
Gaming	4.0%
Wireless Communications	3.9%
Industrial	3.7%
Other[3]	20.0%
Cash Equivalents[4]	4.3%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 28, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—79.9%
		Aerospace/Defense—0.7%
$750,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$777,187
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,729,750
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,218,250
475,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	511,219
		TOTAL	4,236,406
		Automotive—3.5%
1,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,061,500
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	515,375
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	645,000
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	983,250
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	549,813
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,023,750
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	369,688
775,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	633,563
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	674,375
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,110,375
575,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	603,031
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,336,562
1,775,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	1,730,625
725,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	737,687
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,444,500
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	425,625
1,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,375,062
1,875,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	2,006,250
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	414,375
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	399,844
625,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	664,063
383,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	415,076
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$2,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	$2,152,687
		TOTAL	22,272,076
		Building Materials—2.7%
575,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	603,031
1,275,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	1,313,250
625,000		Anixter International, Inc., 5.625%, 5/1/2019	671,875
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	326,250
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	273,125
1,350,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	1,458,000
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	531,500
1,100,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,211,375
1,525,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	1,685,125
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	249,188
1,600,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,800,000
1,500,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	1,528,125
1,525,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	1,620,313
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	689,000
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,431,500
950,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	1,068,750
525,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	559,781
		TOTAL	17,020,188
		Chemicals—1.6%
450,000		Ashland, Inc., 3.875%, 4/15/2018	468,000
475,000		Ashland, Inc., 4.75%, 8/15/2022	478,563
700,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	699,125
1,750,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,898,750
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	123,906
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	174,781
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	467,438
2,400,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,514,000
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	696,937
1,175,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,202,906
600,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	643,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	$619,563
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	365,714
		TOTAL	10,353,183
		Construction Machinery—0.3%
325,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	335,562
250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	283,438
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,321,875
		TOTAL	1,940,875
		Consumer Products—3.1%
2,975,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	3,279,937
925,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,005,937
300,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	323,250
850,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	850,000
1,525,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,639,375
1,325,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	1,305,125
1,080,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	1,174,500
1,325,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,351,500
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	462,719
3,300,000		ServiceMaster Co., 7.00%, 8/15/2020	3,440,250
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	274,313
375,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	337,500
875,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	938,438
200,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	219,000
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	924,375
900,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	924,750
1,000,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	972,500
275,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	298,375
		TOTAL	19,721,844
		Energy—6.5%
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,394,250
975,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	997,547
1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,837,125
1,675,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	1,783,875
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	294,938
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$450,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	$482,625
1,625,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	1,779,375
925,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	964,312
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,173,625
1,075,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,171,750
675,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	725,625
175,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	189,000
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,559,250
1,225,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	1,304,625
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	800,187
625,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	640,625
500,000		Concho Resources, Inc., 5.50%, 4/1/2023	525,000
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	416,250
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	216,750
875,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,017,187
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	351,000
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	795,688
1,900,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	1,995,000
198,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	171,270
650,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	672,750
675,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	696,938
725,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	788,438
1,175,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	1,230,812
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	288,063
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	602,250
50,000	[3,5]	Lone Pine Resources, Inc., 10.375%, 2/15/2017	0
1,475,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,556,125
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,006,250
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,119,812
875,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	953,750
675,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	712,125
875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	945,000
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	416,250
400,000		Range Resources Corp., 5.00%, 8/15/2022	414,000
1,075,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,099,187
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$450,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	$441,000
900,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	956,250
925,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	980,500
800,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	864,000
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	250,875
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	268,125
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,305,000
		TOTAL	41,154,379
		Entertainment—0.7%
425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	457,406
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,174,438
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	126,250
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	784,000
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	268,375
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	871,250
925,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	938,875
		TOTAL	4,620,594
		Environmental—0.1%
300,000		ADS Waste Escrow, Sr. Unsecd. Note, 8.25%, 10/1/2020	327,000
		Financial Institutions—4.1%
1,225,000		Ally Financial, Inc., 2.75%, 1/30/2017	1,244,906
600,000		Ally Financial, Inc., 3.50%, 1/27/2019	605,250
975,000		Ally Financial, Inc., 3.50%, 7/18/2016	1,009,125
1,350,000		Ally Financial, Inc., 4.75%, 9/10/2018	1,442,812
425,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	537,625
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	590,188
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	854,000
1,425,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,608,469
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	932,875
450,000		CIT Group, Inc., 5.00%, 5/15/2017	484,875
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,497,031
175,000		CIT Group, Inc., 5.375%, 5/15/2020	189,875
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	368,063
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	578,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	$2,644,937
175,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	178,850
150,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	151,875
125,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	128,438
775,000		International Lease Finance Corp., 4.625%, 4/15/2021	784,203
2,075,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,228,031
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	568,313
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	551,813
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,836,750
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	791,250
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	237,938
3,075,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	3,297,937
550,000		SLM Corp., Series MTN, 4.875%, 6/17/2019	569,309
		TOTAL	25,913,613
		Food & Beverage—4.1%
2,475,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,623,500
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	674,156
300,000		Constellation Brands, Inc., 4.25%, 5/1/2023	294,750
825,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	847,688
2,525,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	2,632,312
2,475,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	2,475,000
1,825,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,973,281
2,000,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	2,102,500
2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	2,740,500
950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,049,750
1,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,491,875
150,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	157,688
1,350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,393,875
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	553,375
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	178,500
4,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	5,018,125
		TOTAL	26,206,875
		Gaming—3.1%
875,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	940,625
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	491,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$600,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	$577,875
975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	960,375
425,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	435,625
3,525,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,062,562
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	498,375
300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	360,750
1,725,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	1,910,438
975,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	1,011,563
550,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	570,625
2,050,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	2,003,875
350,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	383,250
1,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	1,443,750
1,506,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,652,835
760,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	851,200
1,650,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,777,875
		TOTAL	19,933,223
		Health Care—8.4%
1,200,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,300,500
2,050,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,196,062
1,475,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,559,813
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	137,500
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	879,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	770,313
959,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,032,723
575,000	[1,2]	FWCT-2 Escrow Corp., Sr. Secd. Note, Series 144A, 5.125%, 8/1/2021	596,203
1,200,000	[1,2]	FWCT-2 Escrow Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 2/1/2022	1,278,750
800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	857,000
2,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	3,193,047
375,000		HCA, Inc., 6.25%, 2/15/2021	409,688
1,175,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,286,625
2,575,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,729,500
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	798,250
3,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,923,437
875,000		Hologic, Inc., 6.25%, 8/1/2020	934,063
2,950,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	3,068,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	$2,499,375
2,175,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,300,062
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,125,000
1,325,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,389,594
1,875,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	1,961,719
1,675,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,840,406
275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	305,250
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,273,062
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,563,187
675,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	675,844
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	990,763
1,100,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,188,000
2,300,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,478,250
3,350,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	3,835,750
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	531,875
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,137,500
		TOTAL	53,046,111
		Industrial - Other—3.1%
1,175,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,166,188
900,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,003,500
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	838,125
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,209,125
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	685,125
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,499,375
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	752,500
325,000		Mastec, Inc., 4.875%, 3/15/2023	316,875
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	531,169
875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	940,625
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	335,625
2,225,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,408,562
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	90,200
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,109,938
1,425,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,539,000
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,337,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	$1,300,500
500,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	530,000
		TOTAL	19,593,932
		Lodging—0.3%
700,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	742,000
925,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	979,922
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	389,062
		TOTAL	2,110,984
		Media - Cable—2.2%
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	1,002,500
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,062,500
1,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,764,000
175,000		Charter Communications Holdings II, 5.75%, 1/15/2024	176,313
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	192,500
200,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.25%, 3/15/2021	203,750
1,800,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	1,820,250
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,167,375
1,125,000		DISH DBS Corporation, 5.00%, 3/15/2023	1,119,375
675,000		DISH DBS Corporation, 5.125%, 5/1/2020	700,312
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	186,156
2,600,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	2,743,000
1,050,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	1,115,625
575,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	598,000
		TOTAL	13,851,656
		Media - Non-Cable—6.8%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	655,500
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	378,750
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	179,813
175,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	181,125
450,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	505,125
3,575,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	3,762,687
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	318,750
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	162,000
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,169,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$2,200,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	$2,354,000
1,925,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,194,500
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	1,057,875
2,125,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	2,178,125
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,128,563
375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	394,688
1,600,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	1,692,000
1,625,000		Gray Television, Inc., 7.50%, 10/1/2020	1,779,375
1,225,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	1,323,000
1,075,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	1,171,750
1,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,749,000
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	705,250
1,500,000	[1,2]	Intelsat Jackson Holdings S.A., GTD Sr. Note, Series 144A, 5.50%, 8/1/2023	1,488,750
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	757,750
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	830,625
1,125,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	1,167,187
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	827,063
375,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	399,375
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,526,250
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	349,781
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	951,750
1,450,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,529,750
1,450,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,560,562
425,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	416,500
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	541,938
1,175,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	1,239,625
950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	988,000
1,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,597,500
1,475,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,640,937
		TOTAL	42,854,281
		Metals & Mining—0.3%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	$0
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	129,063
1,600,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	1,736,000
		TOTAL	1,865,123
		Packaging—4.0%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,592,375
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	364,000
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,303,125
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	215,647
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,036,031
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	212,750
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	206,750
475,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	495,188
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	267,813
1,000,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	1,067,500
750,000		Crown Americas, LLC, 4.50%, 1/15/2023	740,625
425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	486,625
1,050,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,164,187
750,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	770,625
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	804,750
3,350,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	3,676,625
1,675,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,809,000
2,350,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,661,375
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	213,750
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	538,125
1,775,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,863,750
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,250,156
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,361,531
		TOTAL	25,102,303
		Restaurants—0.9%
1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,842,500
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,299,375
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—continued
$2,300,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	$2,323,000
		TOTAL	5,464,875
		Retailers—4.0%
2,300,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,363,250
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	935,000
1,225,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	1,169,875
775,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	691,687
1,650,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,736,625
1,975,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,061,406
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	312,750
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	573,750
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	606,625
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,400,750
1,475,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,497,125
1,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,950,000
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	457,938
1,350,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,458,000
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,872,906
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,431,000
2,050,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,126,875
1,025,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	1,148,000
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	345,313
550,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	606,375
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	152,625
400,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	420,000
		TOTAL	25,317,875
		Services—0.4%
1,175,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,251,375
950,000		Monitronics International, Inc., 9.125%, 4/1/2020	1,023,625
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	602,250
		TOTAL	2,877,250
		Technology—9.8%
250,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	264,688
325,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	322,563
2,800,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,957,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,125,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	$1,170,000
20,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	21,100
1,775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,961,375
2,175,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	2,310,937
1,155,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,264,725
1,425,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	1,432,125
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,035,500
825,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	870,375
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,230,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,569,375
1,650,000		Epicor Software Corp., 8.625%, 5/1/2019	1,810,875
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,503,375
450,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	514,125
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	381,500
6,600,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,251,750
850,000		Flextronics International Ltd., 4.625%, 2/15/2020	870,187
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	355,688
550,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	642,125
1,675,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,781,781
550,000		IAC Interactive Corp., 4.75%, 12/15/2022	534,875
1,100,000	[1,2]	IAC Interactive Corp., 4.875%, 11/30/2018	1,152,250
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	821,500
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,949,875
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,008,250
525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	514,500
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	223,250
325,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	341,250
1,925,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,247,437
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	964,750
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,339,062
725,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	750,375
375,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2022	392,813
675,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	725,625
1,275,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	1,370,625
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	455,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	$559,625
475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	482,719
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	267,500
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	211,000
1,775,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,788,312
1,050,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,029,000
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	299,750
1,050,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,181,250
1,350,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,447,875
250,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	268,750
700,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	751,625
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	453,156
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	110,750
2,200,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,420,000
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	848,000
1,400,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,496,250
325,000		Verisign, Inc., 4.625%, 5/1/2023	318,500
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	674,219
		TOTAL	61,922,012
		Textile—0.2%
1,650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,633,500
		Transportation—0.5%
2,225,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	2,364,062
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	295,969
500,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	532,500
		TOTAL	3,192,531
		Utility - Electric—1.0%
275,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	292,875
369,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	408,668
925,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	953,906
1,375,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,436,875
122,502	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	121,676
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	418,125
1,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,139,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	$864,125
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	603,750
		TOTAL	6,239,500
		Utility - Natural Gas—3.0%
1,325,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,358,125
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	599,500
525,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	551,250
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	743,273
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	200,642
1,375,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,400,781
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,893,375
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	391,215
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	687,375
2,725,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	2,753,896
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	218,500
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	219,094
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	369,985
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	177,625
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	573,375
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	298,375
350,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	329,000
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	268,125
275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	271,563
1,400,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.875%, 2/1/2021	1,442,000
850,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	880,812
475,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	476,781
512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	565,760
1,150,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	1,207,500
250,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	262,500
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	735,000
		TOTAL	18,875,427
		Wireless Communications—3.9%
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	982,313
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	587,125
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	836,000
2,750,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,921,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$2,125,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	$2,252,500
1,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,142,187
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	108,375
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,022,437
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	217,250
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	921,188
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	373,625
2,325,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,319,187
1,925,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,127,125
675,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	828,563
2,475,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,747,250
1,475,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	1,552,437
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	348,000
2,050,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,111,500
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	80,250
1,250,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	1,348,437
		TOTAL	24,827,624
		Wireline Communications—0.6%
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	739,125
725,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	802,938
450,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	477,000
225,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	253,969
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,301,312
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	204,750
		TOTAL	3,779,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $483,408,081)	506,254,334
		COMMON STOCKS—11.0%
		Automotive—0.8%
80,881	[3]	American Axle & Manufacturing Holdings, Inc.	1,563,430
375		General Motors Co.	13,575
1,774	[3]	Motors Liquidation Co.	55,615
91,838		Remy International, Inc.	2,047,069
110,856	[3]	Stoneridge, Inc.	1,220,524
		TOTAL	4,900,213
		Building Materials—0.3%
26,000	[3]	Nortek, Inc.	1,882,140
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Chemicals—1.0%
52,865		Axiall Corp.	$2,139,446
60,291		Koppers Holdings, Inc.	2,383,906
208,958	[3]	Omnova Solutions, Inc.	1,991,370
		TOTAL	6,514,722
		Consumer Products—0.9%
98,687	[3]	Libbey, Inc.	2,298,420
80,015	[3]	Prestige Brands Holdings, Inc.	2,279,627
15,588		Spectrum Brands Holdings, Inc.	1,216,020
		TOTAL	5,794,067
		Energy—1.2%
71,851		BreitBurn Energy Partners L.P.	1,436,302
102,623		CVR Refining, LP	2,142,768
71,409		Denbury Resources, Inc.	1,168,251
45,041		Linn Energy LLC	1,435,457
6,236	[3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	15,217
73,703	[3]	Northern Oil and Gas, Inc.	1,025,946
		TOTAL	7,223,941
		Entertainment—0.4%
127,181		Regal Entertainment Group	2,340,130
		Food & Beverage—0.7%
93,277		Aramark Holdings Corp.	2,626,680
65,952		Pinnacle Foods, Inc.	1,867,761
		TOTAL	4,494,441
		Gaming—0.6%
105,787	[3]	Penn National Gaming, Inc.	1,359,363
110,227	[3]	Pinnacle Entertainment, Inc.	2,678,516
		TOTAL	4,037,879
		Health Care—0.9%
56,523	[3]	Community Health Systems, Inc.	2,346,270
889,080	[3]	Radnet, Inc.	1,724,815
36,697	[3]	Tenet Healthcare Corp.	1,619,072
		TOTAL	5,690,157
		Industrial - Other—0.5%
20,523		Belden, Inc.	1,480,324
55,391	[3]	International Wire Group Holdings, Inc.	1,384,775
		TOTAL	2,865,099
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media - Non-Cable—0.8%
260,782	[3]	Cumulus Media, Inc., Class A	$1,710,730
171,782	[3]	Entercom Communication Corp., Class A	1,698,924
97,372		Interpublic Group of Cos., Inc.	1,725,432
		TOTAL	5,135,086
		Packaging—0.7%
94,066	[3]	Berry Plastics Group, Inc.	2,288,626
39,981		Greif, Inc., Class A	2,001,449
		TOTAL	4,290,075
		Paper—1.0%
24,226	[3]	Clearwater Paper Corp.	1,546,830
227,011	[3]	Graphic Packaging Holding Co.	2,324,593
23,477		Rock-Tenn Co.	2,620,503
		TOTAL	6,491,926
		Technology—1.2%
120,146	[3]	CommScope Holdings Co., Inc.	2,906,332
53,825	[3]	IGATE Capital Corp.	1,821,976
142,951	[3]	Magnachip Semiconductor Corp.	2,107,098
76,285	[3]	Viasystems Group, Inc.	988,653
		TOTAL	7,824,059
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,610,973)	69,483,935
		PREFERRED STOCK—0.1%
		Financial Institutions—0.1%
562	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $170,345)	556,854
		WARRANTS—0.0%
		Automotive—0.0%
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	182,411
6,766	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	124,833
		TOTAL WARRANTS (IDENTIFIED COST $765,592)	307,244
		EXCHANGE-TRADED FUNDS—0.8%
		Financial Services—0.8%
24,119		iShares Russell 1000 Growth ETF	2,115,960
32,891		iShares Russell 2000 Value ETF	3,289,100
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,935,808)	5,405,060
Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—7.1%[7]
1,765,386		Federated Bank Loan Core Fund	$18,077,548
26,758,173	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	26,758,173
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,826,341)	44,835,721
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $593,717,140)[9]	626,843,148
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	6,995,792
		TOTAL NET ASSETS—100%	$633,838,940
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $220,639,091, which represented 34.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2014, these liquid restricted securities amounted to $220,517,415, which represented 34.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $595,679,904.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$506,254,274	$60	$506,254,334
Equity Securities:
Common Stock
Domestic	69,468,718[1]	—	15,217	69,483,935
International	—	—	0	0
Preferred Stock
Domestic	—	556,854	—	556,854
Warrants	307,244	—	—	307,244
Exchange-Traded Funds	5,405,060	—	—	5,405,060
Investment Companies[2]	44,835,721	—	—	44,835,721
TOTAL SECURITIES	$120,016,743	$506,811,128	$15,277	$626,843,148
1	Includes $919,491 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for securities. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended February	2014[1]
Net Asset Value, Beginning of Period	$6.58
Income From Investment Operations:
Net investment income	0.26
Net realized and unrealized gain on investments	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.54
Less Distributions:
Distributions from net investment income	(0.26)
Redemption Fees	0.00[2]
Regulatory Settlement Proceeds[3]	0.01
Net Asset Value, End of Period	$6.87
Total Return[4]	8.70%[3]
Ratios to Average Net Assets:
Net expenses	0.74%[5]
Net investment income	5.32%[5]
Expense waiver/reimbursement[6]	0.27%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,888
Portfolio turnover	27%[7]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.49	$6.05	$6.11	$5.47	$3.85
Income From Investment Operations:
Net investment income	0.34	0.39	0.39	0.39	0.41
Net realized and unrealized gain (loss) on investments	0.38	0.32	(0.06)	0.66	1.60
TOTAL FROM INVESTMENT OPERATIONS	0.72	0.71	0.33	1.05	2.01
Less Distributions:
Distributions from net investment income	(0.34)	(0.39)	(0.39)	(0.41)	(0.39)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Regulatory Settlement Proceeds[2]	0.01	0.12	—	—	—
Net Asset Value, End of Period	$6.88	$6.49	$6.05	$6.11	$5.47
Total Return[3]	11.58%[2]	14.18%[2]	5.84%	19.87%	53.93%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	4.99%	5.93%	6.42%	6.78%	8.30%
Expense waiver/reimbursement[4]	0.25%	0.25%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$613,951	$363,306	$244,257	$254,077	$196,921
Portfolio turnover	27%	37%	50%	50%	37%
1	Represents less than $0.01.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of 0.12% and 2.01%, respectively.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2014
Assets:
Total investment in securities, at value including $44,835,721 of investment in affiliated holdings (Note 5) (identified cost $593,717,140)		$626,843,148
Cash		23,205
Income receivable		9,254,405
Receivable for investments sold		1,786,096
Receivable for shares sold		2,134,719
TOTAL ASSETS		640,041,573
Liabilities:
Payable for investments purchased	$4,434,054
Payable for shares redeemed	1,483,511
Income distribution payable	92,940
Payable for shareholder services fee (Note 5)	108,134
Accrued expenses (Note 5)	83,994
TOTAL LIABILITIES		6,202,633
Net assets for 92,084,882 shares outstanding		$633,838,940
Net Assets Consist of:
Paid-in capital		$634,544,617
Net unrealized appreciation of investments		33,126,008
Accumulated net realized loss on investments		(33,928,138)
Undistributed net investment income		96,453
TOTAL NET ASSETS		$633,838,940
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($19,887,603 ÷ 2,892,867 shares outstanding), no par value, unlimited shares authorized		$6.87
Redemption proceeds per share (98.00/100 of $6.87)		$6.73
Service Shares:
Net asset value per share ($613,951,337 ÷ 89,192,015 shares outstanding), no par value, unlimited shares authorized		$6.88
Redemption proceeds per share (98.00/100 of $6.88)		$6.74
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 28, 2014
Investment Income:
Interest		$26,093,248
Dividends (including $489,920 received from affiliated holdings (Note 5))		1,091,727
TOTAL INCOME		27,184,975
Expenses:
Investment adviser fee (Note 5)	$3,409,542
Administrative fee (Note 5)	354,920
Custodian fees	31,752
Transfer agent fee	389,565
Directors'/Trustees' fees (Note 5)	7,614
Auditing fees	30,700
Legal fees	9,352
Portfolio accounting fees	144,123
Shareholder services fee (Note 5)	1,102,285
Account administration fee (Note 2)	11,864
Share registration costs	76,509
Printing and postage	78,712
Insurance premiums (Note 5)	5,158
Miscellaneous (Note 5)	11,830
TOTAL EXPENSES	5,663,926
Waiver/reimbursement of investment adviser fee (Note 5)	(1,159,053)
Net expenses		4,504,873
Net investment income		22,680,102
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $169,489 on sales of investments in affiliated holdings) (Note 5)		4,987,367
Realized gain distribution from affiliated investment company shares (Note 5)		29,643
Net change in unrealized appreciation of investments		23,482,212
Net realized and unrealized gain on investments		28,499,222
Change in net assets resulting from operations		$51,179,324
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended February 28	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,680,102	$17,404,617
Net realized gain on investments and foreign currency transactions	5,017,010	5,639,319
Net change in unrealized appreciation/depreciation of investments	23,482,212	11,527,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,179,324	34,571,256
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(250,324)	—
Service Shares	(23,153,911)	(18,392,986)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,404,235)	(18,392,986)
Share Transactions:
Proceeds from sale of shares	365,741,095	163,295,461
Net asset value of shares issued to shareholders in payment of distributions declared	22,349,587	16,850,731
Cost of shares redeemed	(145,976,280)	(82,539,822)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	242,114,402	97,606,370
Redemption Fees	133,938	67,417
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	509,880	5,197,062
Change in net assets	270,533,309	119,049,119
Net Assets:
Beginning of period	363,305,631	244,256,512
End of period (including undistributed net investment income of $96,453 and $29,647, respectively)	$633,838,940	$363,305,631
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 28, 2014
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default).
Effective June 11, 2013, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded
Annual Shareholder Report

at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear shareholder services fees and account administration fees unique to that class. For the year ended February 28, 2014, account administration fees for the Fund were as follows:
Account Administration Fees
Service Shares	$11,864
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability
Annual Shareholder Report

of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At February 28, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$122,502	$121,676
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended February 28	2014[1]		2013
Institutional Shares:	Shares	Amount
Shares sold	3,055,838	$20,530,395	—	—
Shares issued to shareholders in payment of distributions declared	35,115	237,382	—	—
Shares redeemed	(198,086)	(1,337,121)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,892,867	$19,430,656	—	—

Year Ended February 28	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	51,739,234	$345,210,700	26,056,382	$163,295,461
Shares issued to shareholders in payment of distributions declared	3,315,375	22,112,205	2,698,752	16,850,731
Shares redeemed	(21,817,881)	(144,639,159)	(13,187,660)	(82,539,822)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	33,236,728	$222,683,746	15,567,474	$97,606,370
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	36,129,595	$242,114,402	15,567,474	$97,606,370
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended February 28, 2014, the redemption fees for the Fund's Institutional Shares and Service Shares amounted to $1,391 and $132,547, respectively. For the year ended February 28, 2013, the redemption fees for the Fund's Service Shares amounted $67,417.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for partnership adjustments, defaulted securities, regulatory settlement proceeds, discount accretion/premium amortization on debt securities and short-term capital gain distributions from regulated investment companies.
Annual Shareholder Report

For the year ended February 28, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(509,880)	$790,939	$(281,059)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$23,404,235	$18,392,986
As of February 28, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$126,721
Net unrealized appreciation	$31,163,244
Capital loss carryforwards and deferrals	$(31,995,642)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, defaulted bond interest and partnership adjustments.
At February 28, 2014, the cost of investments for federal tax purposes was $595,679,904. The net unrealized appreciation of investments for federal tax purposes was $31,163,244. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,776,759 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,613,515.
At February 28, 2014, the Fund had a capital loss carryforward of $28,639,198 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,569,867	NA	$2,569,867
2017	$7,603,250	NA	$7,603,250
2018	$12,433,579	NA	$12,433,579
2019	$6,032,502	NA	$6,032,502
The Fund used capital loss carryforwards of $8,162,192 to offset capital gains realized during the year ended February 28, 2014.
Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. As of February 28, 2014, for federal income tax purposes, post October losses of $3,356,444 were deferred to March 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2014, the Adviser voluntarily waived $1,142,190 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended February 28, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$1,102,285
For the year ended February 28, 2014, FSSC received $33,702 of fees paid by the Fund.
Expense Limitation
Effective May 1, 2014, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 28, 2014, the Adviser reimbursed $16,863. Transactions involving the affiliated holdings during the year ended February 28, 2014, were as follows:
	Federated Bank Loan Core Fund	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2013	1,175,214	56,906	11,503,820	49,161	12,785,101
Purchases/Additions	1,327,477	—	145,919,398	358	147,247,233
Sales/Reductions	(737,305)	(56,906)	(130,665,045)	(49,519)	(131,508,775)
Balance of Shares Held 2/28/2014	1,765,386	—	26,758,173	—	28,523,559
Value	$18,077,548	$—	$26,758,173	$—	$44,835,721
Dividend Income	$476,902	$—	$7,719	$5,299	$489,920
Capital Gain Distributions	$29,643	$—	$—	$—	$29,643
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2014, were as follows:
Purchases	$341,558,194
Sales	$120,884,004
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the year ended February 28, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the year ended February 28, 2014, the program was not utilized.
Annual Shareholder Report

9. regulatory settlement proceeds
On September 9, 2013 and June 12, 2012, the SEC approved the distribution of $509,880 and $5,197,062, respectively, to the Fund, representing residual distributions from the settlement of administrative proceedings involving findings by the SEC, of alleged market timing and/or late trading in several Federated Funds including the Fund. These distributions were recorded as an increase to paid-in capital.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 28, 2014, 2.13% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 28, 2014, 2.02% qualify for the dividend received deduction available to corporate shareholders.
11. SUBSEQUENT EVENT
Effective on or about April 30, 2014, the Fund will offer Class A and Class C Shares.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of trustees OF Federated High Yield Trust:
We have audited the accompanying statement of assets and liabilities of Federated High Yield Trust (the “Fund”), including the portfolio of investments, as of February 28, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,083.70	$3.82
Service Shares	$1,000	$1,082.30	$5.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.12	$3.71
Service Shares	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.74%
Service Shares	0.99%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated High Yield Trust (the “Trust”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 66,185,085.621 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	53,434,023.803	1,422,592.541
Maureen Lally-Green	53,443,734.642	1,412,881.702
Thomas M. O'Neill	53,441,198.154	1,415,418.190
P. Jerome Richey	53,430,842.598	1,425,773.746
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: August 1984	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197203
CUSIP 314197104
30221 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $32,250

Fiscal year ended 2013 - $30,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $36

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,216 and $5,268 respectively. Fiscal year ended 2014- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $122,003

Fiscal year ended 2013 - $130,807

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014